EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXPENSES BY NATURE
Cost of sales	R$ (37,884,102)	R$ (35,440,726)	R$ (40,010,100)
Selling expenses	(512,950)	(476,339)	(570,431)
General and administrative expenses	(1,017,435)	(954,117)	(1,082,449)
Other operating income	1,763,684	636,847	235,421
Other operating expenses	(645,985)	(187,647)	(270,413)
Impairment of financial assets	(64,132)	(21,044)	(9,914)
Impairment of non-financial assets	(411,925)	0	0
Gains and losses on assets held for sale and sales of interest in subsidiaries	0	0	(414,507)
Total Expenses	R$ (38,772,845)	R$ (36,443,026)	R$ (42,122,393)